CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 421.9	$ 347.5
Receivables and other current assets	79.6	48.9
Inventories	377.0	271.9
Assets held for sale	25.2	0.0
Current assets	903.7	668.3
Non-current assets
Property, plant and equipment	4,162.8	4,269.4
Exploration and evaluation assets	396.1	79.6
Restricted cash	71.0	68.4
Inventories	194.8	153.0
Other assets	124.1	135.7
Non-current assets	4,948.8	4,706.1
Assets	5,852.5	5,374.4
Current liabilities
Accounts payable and accrued liabilities	329.1	264.8
Income taxes payable	99.6	62.7
Current portion of provisions	5.1	14.5
Current portion of lease liabilities	32.3	28.8
Current portion of long-term debt	1.0	1.0
Current portion of deferred revenue	0.0	151.1
Other current liabilities	50.0	27.7
Current liabilities	517.1	550.6
Non-current liabilities
Deferred income tax liabilities	52.6	14.0
Provisions	308.3	285.1
Lease liabilities	79.7	95.4
Long-term debt	648.8	1,027.9
Other liabilities	0.1	0.7
Non-current liabilities	1,089.5	1,423.1
Liabilities	1,606.6	1,973.7
Equity
Common shares	3,383.8	3,070.6
Contributed surplus	(27.4)	57.6
Retained earnings	872.6	259.4
Accumulated other comprehensive income (loss)	(37.6)	(50.9)
Attributable to equity holders	4,191.4	3,336.7
Non-controlling interests	54.5	64.0
Equity	4,245.9	3,400.7
Commitments
Subsequent events
Liabilities and Equity	$ 5,852.5	$ 5,374.4